EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2012
EARNINGS (LOSS) PER SHARE

NOTE 11: EARNINGS (LOSS) PER SHARE

Upon issuance of the LSGC Letter Agreement on January 17, 2012, the Company determined that two classes of common stock had been established for financial reporting purposes only, with common stock attributable to controlling shareholders representing shares beneficially owned and controlled by Pegasus Capital and its affiliates and the common stock attributable to noncontrolling shareholders representing the minority interest shareholders. For the three and six months ended June 30, 2012, the Company computed net loss per share of noncontrolling shareholders and controlling shareholders common stock using the two-class method. For the three and six months ended June 30, 2011, the Company had a single class of common shares outstanding for financial reporting purposes only. Net loss from operations is initially allocated based on the underlying common shares held by controlling and noncontrolling shareholders. The allocation of the net losses attributable to the common stock attributable to controlling shareholders is then reduced by the amount of the deemed dividend related to the Repurchase Obligation, while the allocation of net losses attributable to the common stock attributable to noncontrolling shareholders is increased by the amount of the deemed dividend related to the Repurchase Obligation. See Note 9. Series G Preferred Units and Repurchase Obligation for further discussion. In addition, net loss attributable to all common shareholders is decreased by deemed dividends for the beneficial conversion feature and the changes in redemption value on the Series H and I Preferred Stock. See Note 8. Series H and Series I Redeemable Convertible Preferred Stock for further discussion.

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	Three Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(42,268,855)	$(8,160,799)	$(7,180,563)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	(1,211,825)	1,211,825	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(167,687,809)	$(31,247,311)	$(7,180,563)

Basic and diluted weighted average number of common shares outstanding	171,864,462	33,181,675	193,222,011

Basic and diluted net loss per common share	$(0.98)	(0.94)	$(0.04)

	Six Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(57,923,799)	$(11,029,972)	$(23,542,357)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	12,488,175	(12,488,175)	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(169,642,753)	$(47,816,484)	$(23,542,357)

Basic and diluted weighted average number of common shares outstanding	172,079,397	32,767,721	178,194,716

Basic and diluted net loss per common share:	$(0.99)	$(1.46)	$(0.13)

Basic earnings per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the applicable period. Diluted earnings per share is computed in the same manner as basic earnings per share except the number of shares is increased to assume exercise of potentially dilutive stock options, unvested restricted stock and contingently issuable shares using the treasury stock method and convertible preferred shares using the if-converted method, unless the effect of such increases would be anti-dilutive. The Company had 45.1 million and 11.1 million common stock equivalents for the three months ended June 30, 2012 and 2011, respectively, and 24.0 million and 11.5 million common stock equivalents for the six months ended June 30, 2012 and 2011, respectively, which were not included in the diluted net loss per common share as the common stock equivalents were anti-dilutive, as a result of being in a net loss position.